Property and Equipment, Net (Tables)	12 Months Ended
May 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
Property and equipment, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Buildings	166,238	156,017
Transportation equipment	6,127	6,366
Furniture and education equipment	144,342	118,936
Computer equipment and software	111,471	129,119
Leasehold improvements	341,019	293,236
Construction in progress	37,607	48,216

	806,804	751,890
Less: accumulated depreciation	(379,445)	(401,687)
Less: accumulated impairment loss	(9,385)	(14)
Exchange differences	(15,284)	9,571

	402,690	359,760